LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

10.  LEASE

A. Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Current
Account receivable - Operating lease	13,318	93,883	13,612
Account receivable - Sales-type lease	1,010	906	131
Net investment in direct financing leases	2,699	—	—

Non-current
Net investment in direct financing leases	4,796	—	—

Total	21,823	94,789	13,743

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2021 and 2022, the allowance of lease receivables was RMB2,637 and RMB2,595 (US$376), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of RMB10,056 and RMB340 (US$49) (note 18) were pledged as collaterals for bank and other borrowings of RMB58,058 and RMB47,409 (US$6,874) as of December 31, 2021 and 2022, respectively.

The following table presents the lease income recognized relating to the Group’s operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2022
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,326	482	414	60	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,326	482	—	—	—	—

Lease income relating to lease payments					18,226	2,643
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	18,226	2,643

	For the Year Ended December 31, 2021
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	5,210	818	1,361	214	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	5,210	818	—	—	—	—

Lease income relating to lease payments					35,913	5,635
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	33,793	5,303

The Group’s lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

Net investment in direct financing leases is comprised of:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Minimum lease payments to be received	8,384	—	—
Unearned income	(889)	—	—
Net investment in direct financing leases	7,495	—	—
Current	2,699	—	—
Non-current	4,796	—	—
Total	7,495	—	—

The future minimum lease payments to be received from such non-cancelable direct financing leases is nil as of December 31, 2022, due to the termination of lease in the fiscal year of 2022.

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

	Future minimum
	operating lease payments
	RMB	US$
2023	1,796	260
2024	1,796	260
2025	96	14
2026	96	14
2027	96	14
Above 5 years	16	2

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

B. Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB203,366 (US$29,485) and RMB346,533 (US$50,243) under “Long-term bank and other borrowings, current portion” and “Long-term bank and other borrowings, non-current portion”, respectively as of December 31, 2022. The effective interest rate used in the computation of interest expense ranged from 2.08% to 11.68%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to RMB44,880, RMB39,876, and RMB47,049 (US$6,821) for the years ended December 31, 2020, 2021 and 2022, respectively.

C. Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2022
	RMB	US$
Operating lease cost	37,587	5,450
Short term lease cost	326	47

Total	37,913	5,497

For the year ended December 31, 2022, total operating and short-term lease costs of RMB17,391 (US$2,521) and RMB20,522 (US$2,976) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2022
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	12,887	1,868
ROU assets obtained in exchange for operating lease liabilities*	105,200	15,253
Weighted-average remaining lease terms (in years)	4	4
Weighted-average discount rate	5.75%	5.75%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2022. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2022 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2023	48,512	7,034
2024	23,719	3,439
2025	23,702	3,436
2026	23,302	3,378
2027	21,723	3,150
Thereafter	189,280	27,443
Total future lease payments	330,238	47,880
Less: Imputed interest	94,369	13,683
Total lease liability balance	235,869	34,197

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	463,992	464,209	67,304
Less: accumulated amortization	(47,096)	(56,723)	(8,224)
Net carrying value	416,896	407,486	59,080

As of December 31, 2021 and 2022, the Group recorded land lease payment under “Right-of-use assets, net” of RMB416,896 and RMB407,486 (US$59,080), respectively. Amortization expenses for the years ended December 31, 2020, 2021 and 2022 were RMB9,513, RMB9,621 and RMB9,627 (US$1,396), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB405,117 and RMB395,973 (US$ 57,411) (note 18) as of December 31, 2021 and 2022, respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2023	9,627	1,396
2024	9,627	1,396
2025	9,627	1,396
2026	9,627	1,396
2027	9,627	1,396